Credit Risk - Disclosure of Geographic Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 172,859	£ 184,317
New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	12,164	34,127
London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	44,000	47,000
London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,900	8,300
Midlands and East Anglia | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	24,200	25,600
Midlands and East Anglia | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,800	5,300
North | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,900	24,400
North | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,700	4,700
Northern Ireland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,600	2,900
Northern Ireland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	100	300
Scotland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,400	6,800
Scotland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	600	1,200
South East excluding London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	54,800	58,400
South East excluding London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,800	10,600
South West, Wales and other | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	18,000	19,200
South West, Wales and other | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,300	£ 3,700